S000076779 [Member] Annual Fund Operating Expenses - iShares High Yield Corporate Bond BuyWrite Strategy ETF - iShares High Yield Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025 [1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.49%
Expenses (as a percentage of Assets)	0.69%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.